TAX CHARGE (CREDIT) - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
Effective tax rate	9.30%	17.60%	(2.40%)
Income tax payable	$ 95	$ 716